Transactions with Non-controlling Interests - Additional Information (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Nov. 30, 2016	May 31, 2016
Non-controlling interests [line items]
Acquisition of non-controlling interest	S/ 22,697	S/ 22,963
GyM S.A. [member] | Vial y Vives - DSD S.A [member]
Non-controlling interests [line items]
Percentage of capital acquired			1.49%	6.77%	5.43%
Payment for acquisition of non-controlling interest			S/ 3,800	S/ 25,700	S/ 21,600
Carrying amount of non controlling interests			S/ 3,900	S/ 17,900	S/ 13,900
Increase (Decrease) through de-recognition of non-controlling interest equity	(15,400)
Acquisition of non-controlling interest	S/ 22,700	S/ 23,000